LEASES - Schedule Of Future Minimum Payments (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Total Operating Leases
2022	¥ 4,209	¥ 4,055
2023	4,196	4,066
2024	3,989	4,037
2025	3,793	3,871
2026	3,605	3,655
Thereafter	24,547	26,035
Total minimum lease payments	44,339	45,719
Less: amount representing interest	12,929	14,079
Present value of minimum lease payments	31,410	31,640
Total Finance Leases
2022	142	140
2023	146	155
2024	146	157
2025	148	157
2026	151	158
Thereafter	3,539	3,824
Total minimum lease payments	4,272	4,591
Less: amount representing interest	1,718	1,866
Present value of minimum lease payments	¥ 2,554	¥ 2,725